PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net cash used in operating activities	¥ 2,858,067	¥ 1,201,363	¥ 320,887
Investing activities:
Net cash used in investing activities	(11,274,884)	(13,691,538)	(9,378,007)
Financing activities:
Proceeds from short-term borrowings	4,876,691	3,775,353	1,156,215
Repayment of short-term borrowings	(8,237,650)	(902,659)	(438,925)
Repayment of long-term borrowings	(1,347,740)	(5,177,495)	(4,187,184)
Proceeds from exercise of stock options		2,082	78,748
Net proceeds from issuance of ordinary shares			15,974,517
Proceeds from issuance of convertible bonds	3,917,036
Payment of redeemable preferred shares dividends	(51,578)	(49,221)	(65,489)
Net cash provided by financing activities	4,856,318	8,119,155	20,143,661
Effect of exchange rate changes on cash and restricted cash	416,198	(95,542)	(566,874)
Net increase (decrease) in cash and restricted cash	(3,144,301)	(4,466,562)	10,519,667
Cash and restricted cash at beginning of year	12,026,367	16,492,929	5,973,262
Cash and restricted cash at end of year	8,882,066	12,026,367	16,492,929
Supplemental disclosures of cash flow information
Interest paid	1,803,013	1,538,974	1,113,443
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	13,719	11,147	10,089
Conversion of convertible bonds			65
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities	(68,391)	(83,019)	(45,269)
Investing activities:
Investment, loans and advances to subsidiaries	(6,312,513)	(9,935,432)	(4,940,005)
Net cash used in investing activities	(6,312,513)	(9,935,432)	(4,940,005)
Financing activities:
Proceeds from short-term borrowings	4,218,790	3,187,850
Repayment of short-term borrowings	(6,555,105)
Payment of issuance cost of borrowings	(26,465)	(40,645)	(56,587)
Repayment of long-term borrowings			(657,820)
Proceeds from exercise of stock options		2,082	78,748
Net proceeds from issuance of ordinary shares			15,974,517
Proceeds from issuance of convertible bonds	3,917,036
Payment of redeemable preferred shares dividends	(51,578)	(49,221)	(65,489)
Net cash provided by financing activities	1,502,678	3,100,066	15,273,369
Effect of exchange rate changes on cash and restricted cash	425,800	(160,320)	(563,459)
Net increase (decrease) in cash and restricted cash	(4,452,426)	(7,078,705)	9,724,636
Cash and restricted cash at beginning of year	5,233,544	12,312,249	2,587,613
Cash and restricted cash at end of year	781,118	5,233,544	12,312,249
Supplemental disclosures of cash flow information
Interest paid	143,847	38,243	92,509
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	¥ 13,719	¥ 11,147	10,089
Conversion of convertible bonds			¥ 65